Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
12. Stock-based Compensation

We adopted share incentive plans in 2009, 2012 and 2014. The 2009 and 2012 share incentive plans were amended and restated in 2014 (2014 Modification), along with the adoption of the 2014 share incentive plan (2014 Plan). In 2016, we modified certain share agreements (2016 Modification) and adopted the 2016 share incentive plan (2016 Plan). With the adoption of the 2016 Plan, the 2009, 2012 and 2014 share incentive plans were frozen and no additional awards may be granted under those plans.

The purpose of our share incentive plans is to provide an incentive to achieve long-term company goals and align the interests of our employees, our directors and AAM employees with those of our shareholders. See Note 17 – Related Parties regarding our relationship with AAM. Under the share incentive plans, we may issue nonqualified stock options, incentive stock options, rights to purchase shares, restricted shares, RSUs and other awards which may be settled in, or based upon, our common shares. The aggregate number of shares authorized for issuance under the 2016 Plan is 3,500,000 Class A shares. Shares issued upon settlement of an award are newly issued shares.

Through the share incentive plans, we have issued the following three categories of stock-based compensation: long-term incentive plan (LTIP) awards, Class M awards and Class A awards.

LTIP awards—During the second quarter of 2016, we issued awards consisting of time and performance-based RSUs and time-based stock options for Class A shares. RSUs represent a contractual right to receive Class A shares and may be settled in shares or cash at our election. Stock options represent a right to purchase Class A shares at a specified exercise price.

Vesting – Time-based RSUs and stock options vest in one-third increments on the first through third anniversaries of the vesting inception date. The performance-based RSUs have three-year cliff vesting based on meeting company-specific performance thresholds.

Contractual terms – Stock options expire on the tenth anniversary of the date of grant.

Stock Options – A rollforward of activity for the year ended December 31, 2016 for stock options is as follows:

(In millions, except share and per share data)	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2016	—	$—
Granted	470,644	33.95
Outstanding at December 31, 2016	470,644	$33.95
Vested and expected to vest at December 31, 2016	462,643	$33.95	$6

The weighted average grant date fair value of stock options granted during the year ended December 31, 2016 was $5.83. As of December 31, 2016, no stock options were exercisable.

Valuation Assumptions – We determine the fair value at grant date for stock options using the Black-Scholes option pricing model. The following represents the assumptions used for the fair value at grant date:

Assumptions used	Year ended December 31, 2016
Risk-free interest rate	1.0%
Dividend yield	—%
Expected volatility	25.0%
Expected term	2.63 years

The risk-free interest rate is derived from U.S. Constant Maturity Treasury yield at the valuation date, with maturity corresponding to weighted-average expected term. The dividend yield is based on our historical and expected dividend payments, which have been zero to date. Absent an established history in a public market for our shares, we have estimated volatility of our share price based on the published historical volatilities of comparable publicly-traded companies over a period consistent with the expected life of the award being valued. The expected term represents the weighted average period of time that awards granted are expected to be outstanding as determined at the grant date of the award.
RSUs – The following represents the activity of nonvested LTIP RSUs for the year ended December 31, 2016:

	RSU	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2016	—	$—
Granted	329,159	33.95
Forfeited	(1,032)	33.95
Nonvested at December 31, 2016	328,127	$33.95

The fair value of the award is determined based on the fair value of our Class A shares on the grant date. As of December 31, 2016, no LTIP RSUs were vested.

Class M awards—We have issued Class M shares and RSUs concurrently with the timing of capital raises, in order to align management incentives with shareholder investments.

Class M shares function similar to options in that they are exchangeable into Class A shares upon payment of a conversion price and other conditions being met. The settlement value of the RSUs is based upon the value of the Class A shares at the time of settlement after deducting the conversion price of the RSUs. RSUs may be settled either in cash or Class A shares at our election. A portion of the Class M shares and RSUs is subject to time vesting conditions (Tranche 1), and the remainder is subject to certain performance-based vesting conditions (Tranche 2). Both Tranche 1 and Tranche 2 RSUs required an IPO as an additional vesting condition. Vesting conditions are further described below.

The nature and terms of the Class M shares are generally consistent across each class. In October 2015, we issued Class M-4 shares with a different Tranche 2 performance condition than the original Class M-4 award. These shares are referred to as Class M-4 Prime. This vesting condition and any other significant differences between classes are separately identified in the following discussion.

Class M share vesting – Tranche 1 shares generally vest in 20% increments on the first through fifth anniversaries of the earlier of the date of grant or vesting inception date. Tranche 1 shares also automatically vest upon the sale of the Company or change in control, prior to the participant's termination or within six months following a qualifying termination. Unvested Tranche 1 shares are forfeited upon a participant's termination.

Tranche 2 awards vest if certain performance hurdles are met, described as follows:

•
Class M-4 (excluding M-4 Prime) – The vesting performance hurdle for Class M-4 shares is based on the rate of return and realized cash received by certain holders of our shares (Relevant Investors), as defined in the incentive plan, upon sale of their shares prior to or during an IPO or within a 15 month period thereafter. Vesting may also occur if the performance hurdles are met based on deemed sales by Relevant Investors on the dates 7.5, 12 and 15 months after an IPO, and monthly thereafter, through the contractual term, at a price equal to the volume weighted average closing trading price during the 90 day period prior to such date. Based on the results of the performance hurdle calculations, the vesting percentages of the Tranche 2 awards can range from 0% to 100%. Upon a participant's qualifying termination, unvested Tranche 2 awards remain outstanding and eligible to vest for a period of 18 months following the later of the IPO date or date of a qualifying termination. Any unvested Tranche 2 shares remaining at the end of this 18 month period are forfeited. See 2016 Modification below for further information on Tranche 2 awards vesting for M-1, M-2 and M-3 award agreements.

•
Class M-4 Prime – The vesting performance hurdle is based on the attainment of specified Class A share prices following an IPO. Vesting will also occur upon a sale of the Company or change in control in which Class A Shares are valued at the respective hurdle share price. Any unvested Tranche 2 shares remaining as of the tenth anniversary of the grant date are forfeited.

Contractual Terms – Unvested Class M-4 shares are forfeited as of 5.25 years following an IPO.

Although the Class M shares function similar to options, they are equity shares, and have dividend rights upon satisfaction of certain conditions and no expiration date once vested. Prior to vesting, if Class M shares are eligible for dividends, any dividends paid would accrue on the unvested M shares; however, if the M share is forfeited, the accrued dividend would also be forfeited.

Conversion to Class A shares – Vested Class M shares became eligible for conversion to Class A shares at IPO or as a result of the 2016 Modification, subject to the conversion rate for each Class M share. A holder of vested Class M shares may elect to exchange vested shares for an equivalent number of Class A shares upon payment, in cash or shares, of the conversion price less the amount of any dividends paid by the Company on Class A shares subsequent to the granting of Class M shares. Following a conversion to Class A shares, shares can be sold subject to contractual transfer or legal restrictions, such as lockups, blackout periods or affiliate sale volume caps.

2014 Modification – During 2014, we adopted amendments to the terms of the existing Class M-1 and M-2 shares to conform the vesting and repurchase terms of the Class M-1 and M-2 shares to those of the Class M-3 and M-4 shares, described above. The modification impacted 29 individuals.

Under the terms of the original plans for the Class M-1 and M-2 shares, we had the right to repurchase vested shares at the lower of purchase cost or fair value if an employee resigned without good reason, either before an IPO or under other conditions as defined in the original plans. As a result of this repurchase option, the expense associated with vested incentive shares would not be recognized on the consolidated statements of income until the date on which such shares would have been converted to Class A shares. Therefore, no expense had been recorded related to the Class M-1 or M-2 shares prior to the 2014 Modification, which revised the terms to generally call for a repurchase price equal to the fair market value of a Class A share less the conversion price of the respective Class M share.

Upon modification of a share award, the share awards are revalued and remeasured as if a new share award was issued. The 2014 Modification of the Class M-1 and M-2 shares resulted in non-recurring additional stock based compensation expense of $81 million.

2016 Modification – On September 30, 2016, we modified Class M-1, M-2 and M-3 share agreements to vest all Tranche 2 performance-based shares. The compensation committee approved the modification given that vesting of the shares in the near future was probable. We also amended the conversion option, which previously allowed conversion of vested shares only subsequent to an IPO. Under the modified conversion terms, individuals with certain limited exceptions were able elect up to three conversion options including conversion at a specified date prior to an IPO, on the date of an IPO, or ratably each month for six months after an IPO. The modifications impacted 27 individuals.

As a result of the modifications, we recorded an $83 million increase to additional paid-in capital, due to the reclassification of the Tranche 2 shares from liability awards to equity awards. We also recorded a $42 million charge to stock-based compensation expense and additional paid-in capital for the vesting of Tranche 2 shares, primarily related to the acceleration of previously unrecognized compensation expense.

Valuation Assumptions for Class M Shares—The fair value of the Class M shares is determined using the Black-Scholes option pricing model, with application of a Monte-Carlo simulation to determine the value of the Tranche 2 Class M shares. Grant date assumptions used for valuation of Class M share awards are as follows:

	Years ended December 31,
Assumptions used	2016			2015			2014
Athene Class A share value	$32.90			$34.23			$26.02
Risk-free interest rate	0.5%	–	1.8%	0.9%	–	1.1%	0.6%
Expected dividend yield	—%			—%			—%
Expected volatility	30.0%			25.9%			17.5%
Expected term	3.00 years			2.42 years			2.39 years

The fair value of the Class A shares subsequent to our IPO is determined based on the publicly traded closing price on the New York Stock Exchange. During 2016 and 2015, prior to our IPO, the fair value was determined based on a GAAP book value multiple approach. Under this approach we used a comparable peer set of public companies and their share price to book value ratio, less applicable discounts for lack of marketability of AHL in order to determine the AHL Class A share price. The fair value of Class A shares during 2014 was determined using the embedded value method, which is based on the present value of the future expected regulatory distributable income generated by the net assets plus the excess capital.

The expected term represents the weighted average period of time that awards granted are expected to be outstanding. The expected term is determined from the modification date, the grant date or the period end date, depending on the accounting treatment for each award.
In addition, the Tranche 2 Class M share assumptions include an estimate of the probability of the vesting conditions being met. This assumption is developed by using a Monte-Carlo simulation to generate the possible future value of the Company's equity at a liquidity event to determine the percentage of Tranche 2 Class M shares that vest for each simulated path. The fair value of the Tranche 2 Class M shares is then estimated by averaging the value for all simulated paths and discounting the results at the risk-free interest rate to the valuation date.

The basis for determining the remaining assumptions is consistent with those discussed for LTIP awards above.

Award activity for Class M Shares—A rollforward of award activity for the year ended December 31, 2016 of the Class M shares is as follows:

	Tranche 1			Tranche 2			Total
(In millions, except share and per share data)	Class M Shares	Weighted Average Conversion Price	Aggregate Intrinsic Value	Class M Shares	Weighted Average Conversion Price	Aggregate Intrinsic Value	Class M Shares	Weighted Average Conversion Price
Outstanding at January 1, 2016	6,815,504	$15.44		9,144,220	$15.91		15,959,724	$15.71
Granted	323,297	33.90		646,603	33.90		969,900	33.90
Converted	(1,993,576)	12.03		(2,473,456)	11.46		(4,467,032)	11.71
Forfeited	(230,655)	19.58		(833,873)	16.40		(1,064,528)	17.09
Repurchased	(445,985)	13.56		(135,662)	10.95		(581,647)	12.95
Outstanding at December 31, 2016	4,468,585	$18.27		6,347,832	$19.52		10,816,417	$19.00
Vested and expected to vest at December 31, 2016	4,437,356	$18.22	$132	6,297,187	$19.45	$180
Convertible at December 31, 2016[1]	2,631,542	$12.97	$92	3,307,697	$10.93	$123

[1] Includes shares scheduled to convert in the first six months of 2017 as a result of the 2016 Modification.

The following represents the activity of nonvested Class M shares for the year ended December 31, 2016:

	Tranche 1		Tranche 2		Total
	Class M Shares	Weighted Average Grant Date Fair Value	Class M Shares	Weighted Average Grant Date Fair Value	Class M Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2016	2,661,291	$7.74	8,036,554	$4.88	10,697,845	$5.59
Granted	323,297	8.45	646,603	11.42	969,900	10.43
Vested	(916,890)	6.67	(4,809,149)	2.14	(5,726,039)	2.87
Forfeited	(230,655)	5.62	(833,873)	2.14	(1,064,528)	2.89
Nonvested at December 31, 2016	1,837,043	$8.67	3,040,135	$11.36	4,877,178	$10.34

The weighted average grant date fair value of Class M share awards granted during the years ended December 31, 2015 and 2014, was $8.66 and $9.31, respectively.

The total fair value of vested Tranche 1 Class M shares was $92 million, $98 million and $49 million during the years ended December 31, 2016, 2015 and 2014, respectively. The total fair value of vested Tranche 2 Class M shares was $122 million, $28 million and $17 million during the years ended December 31, 2016, 2015 and 2014, respectively.

No shares were converted or convertible during the years ended December 31, 2015 and 2014. The total intrinsic value of M shares converted during the year ended December 31, 2016 was $117 million. We paid $14 million to repurchase vested Class M shares during the year ended December 31, 2016.

Class A awards—The 2014 Plan allowed for the purchase of Class A shares by certain employees and directors of the Company and its affiliates. In 2015, we issued an aggregate of 442,590 fully-paid Class A shares for total proceeds of $12 million. In April 2014, we issued an aggregate of 3,693,730 fully-paid Class A shares for total proceeds of $50 million. For the years ended December 31, 2015 and 2014, we recognized $2 million and $46 million, respectively, of stock-based compensation expense associated with the Class A shares to the extent shares were purchased at a discounted price from fair value on the issuance date.

Additionally, we may issue restricted Class A shares under our share incentive plans. In 2016, we issued 238,972 restricted Class A shares at a weighted average grant date fair value of $33.41 per share. In 2015, we issued 160,754 restricted Class A shares at a weighted average grant date fair value of $26.02 per share. The restricted Class A shares issued in 2016 and 2015 had a service commencement date of January 1, 2015. All restricted Class A awards issued vest on a ratable basis over three years from the service commencement date. The restricted Class A shares are classified as equity awards measured using fair value of Class A shares on grant date.

Compensation expense—Compensation expense is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant.

Class M shares with Tranche 1 vesting requirements are accounted for as equity awards and related compensation expense is recognized ratably over the vesting period. The expense for Tranche 1 shares issued to employees is calculated based on grant date fair value multiplied by the number of shares awarded. The expense for Tranche 1 shares issued to non-employees (i.e. AAM participants) is recognized initially at the grant date fair value multiplied by the number of shares. However, the fair value of the awards are revalued each reporting period through completion of counterparty performance to coincide with the fair value of the services provided by the non-employees. The result of the revaluation is recognized in the period in which the revaluation occurs.

Employee and non-employee Tranche 2 shares, excluding M-4 Prime, are accounted for as liability awards. Compensation expense for all participants is remeasured each reporting period through settlement at the fair value of the awards, factoring in the probability of achieving the vesting targets described above. Upon vesting of Tranche 2 shares, the liability is reclassified to equity because the vesting condition which resulted in liability classification is no longer present, and is measured at fair value on the date of reclassification.

Tranche 2 M-4 Prime shares are accounted for as equity awards with expense recognition having commenced upon completion of our IPO. Compensation expense is calculated based on the grant date fair value of such awards multiplied by the number of shares awarded.

Class A shares are accounted for as equity awards and related compensation expense is recognized ratably over the vesting period, if any. The compensation expense for Class A shares is calculated based on the grant date fair value of the Class A common shares, less the purchase price, multiplied by the number of shares awarded.

LTIP awards are accounted for as equity awards. Expense for time-based RSUs and options is recognized ratably over the vesting period based on the number of shares expected to vest. Expense for performance-based RSUs is further adjusted by the performance factor most likely to be achieved, as estimated by management at the end of the performance period.

Components of stock compensation expense recorded on the consolidated statements of income are as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Class M – Tranche 1	$11	$12	$54
Class M – Tranche 2	69	50	47
Class A	2	5	47
LTIP	2	—	—
Stock-based compensation expense	$84	$67	$148

As of December 31, 2016, the Class M shares had unrecognized compensation cost of $16 million for Tranche 1 and $24 million for Tranche 2. The cost is expected to be recognized over a weighted-average period of 1.6 years and 1.1 years, respectively. Unrecognized compensation cost of $4 million for LTIP awards is expected to be recognized over a weighted-average period of 1.1 years.

In 2014, we issued 6,184,948 of our Class B shares to Apollo in satisfaction of settlement amounts earned in 2014 by Apollo under the TASA discussed in Note 17 – Related Parties. In 2014, we also settled the equity swap transaction related to the TASA through the issuance of 5,241,935 Class B shares to Apollo.